Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 99,230	£ 63,522	£ 81,594
Beginning balance, Shares | shares	51,175	32,479
Exercise of share options	£ 182	£ 15	125
Exercise of share options | shares	1,005	33
Issue of share capital, Shares | shares		18,663
Ending balance	£ 65,548	£ 99,230	£ 63,522
Ending balance, Shares | shares	52,180	51,175	32,479
Share Capital [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 2,047	£ 1,299	£ 1,289
Exercise of share options	40	1	10
Issue of share capital		747
Ending balance	2,087	2,047	1,299
Share Premium [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	140,890	79,541	79,426
Exercise of share options	160	14	115
Issue of share capital		61,335
Ending balance	£ 141,050	£ 140,890	£ 79,541